Demonstration Plant	3 Months Ended
Mar. 31, 2025
Demonstration Plant
Demonstration Plant
7.
Demonstration Plant

The Company operates an industrial scale DLE demonstration plant (the "Demonstration Plant") at the Lanxess Property Project (as defined below) location. The Demonstration Plant operation costs are comprised of the following (in thousands):

	Three months ended March 31,
	2025	2024
Personnel	$645	$1,013
Reagents	22	13
Repairs and maintenance	31	10
Supplies	98	292
Test work	3	102
Office trailer	7	17
Other	49	19
Total costs	$855	$1,466